Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of borrowings

	2022	2021
	$’000	$’000
Current
Borrowings	—	170
Non-current
Borrowings	—	16,732
Total	—	16,902